Commitments and Contingencies - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
Remainder of 2023	$ 245,658
2024	982,634	$ 597,152
2025	982,634	597,152
2026	982,634	597,152
2027	865,635	597,152
2028 and thereafter	1,086,778
Total minimum lease payments	5,145,973	3,311,582
Less amount representing interest	1,359,298	869,254
Present value of minimum lease payments	3,786,675	2,442,328
Less current portion	556,850	335,527	$ 0
Long-term portion	3,229,825	2,106,800
Operating Leases
Remainder of 2023	4,433,809
2024	16,931,294	9,181,250
2025	16,344,557	8,057,500
2026	14,530,834	7,955,000
2027	11,727,844	6,822,100
2028 and thereafter	25,014,492
Total minimum lease payments	88,982,830	36,827,023
Less amount representing interest	27,485,116	7,191,273
Present value of minimum lease payments	61,497,714	29,635,750
Less current portion	10,072,203	6,445,915	3,393,497
Long-term portion	$ 51,425,511	$ 23,189,835	$ 20,042,343